UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file Number 811-03171


                Value Line U.S. Government Securities, Fund, Inc
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500


Date of fiscal year end: August 31,2004

Date of reporting period: May 31,2005

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 5/31/05 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                                                                                   May 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

Principal                                                                                               Maturity
Amount                                                                                  Rate              Date            Value
----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (7.7%)
    1,000,000 U.S. Treasury Notes                                                        2.88%          11/30/06     $     990,626
    1,000,000 U.S. Treasury Notes                                                        3.00           12/31/06           991,680
    1,000,000 U.S. Treasury Notes                                                        4.38            8/15/12         1,039,063
    1,000,000 U.S. Treasury Notes                                                        4.00            2/15/14         1,002,774
    1,012,080 U.S. Treasury Notes                                                        1.63            1/15/15         1,013,187
    1,000,000 U.S. Treasury Bonds                                                        6.25            8/15/23         1,232,344
    1,000,000 U.S. Treasury Bonds                                                        7.13            2/15/23         1,337,071
    1,000,000 U.S. Treasury Bonds                                                        6.13           11/15/27         1,243,751
                                                                                                                     -------------
--------------
    8,012,080 TOTAL U.S. TREASURY OBLIGATIONS
--------------
                      (Cost $8,656,009)                                                                                  8,850,496
                                                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (85.2%)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (36.7%)
    3,815,223 Federal National Mortgage Association Pool #313032                         7.04             7/1/06         3,847,371
    1,000,000 Federal National Mortgage Association                                      4.75             1/2/07         1,012,745
   10,000,000 Federal National Mortgage Association Pool #380188                         6.45             4/1/08        10,304,690
       82,860 Federal National Mortgage Association Pool #254243                         6.00             2/1/09            84,486
      189,205 Federal National Mortgage Association Pool #254273                         5.00             3/1/09           191,269
      773,275 Federal National Mortgage Association Pool #254956                         4.00            11/1/10           763,957
    1,441,634 Federal National Mortgage Association Pool #255325                         4.50             6/1/11         1,443,077
    1,000,000 Federal National Mortgage Association                                      5.00            4/16/15         1,000,434
      225,203 Federal National Mortgage Association Pool #511823                         5.50             5/1/16           231,584
      492,098 Federal National Mortgage Association Pool #622373                         5.50            12/1/16           506,040
      200,173 Federal National Mortgage Association Pool #615289                         5.50            12/1/16           205,844
      393,390 Federal National Mortgage Association Pool #623503                         6.00             2/1/17           407,949
      217,770 Federal National Mortgage Association Pool #631328                         5.50             2/1/17           223,897
       33,752 Federal National Mortgage Association Pool #643277                         5.50             4/1/17            34,701
       33,733 Federal National Mortgage Association Pool #638247                         5.50             5/1/17            34,682
      178,917 Federal National Mortgage Association Pool #685183                         5.00             3/1/18           181,179
      595,531 Federal National Mortgage Association Pool #254684                         5.00             2/1/18           603,059
      727,110 Federal National Mortgage Association Pool #695828                         5.00             4/1/18           736,301
      605,791 Federal National Mortgage Association Pool #703936                         5.00             5/1/18           613,448
      625,780 Federal National Mortgage Association Pool #713379                         5.00             7/1/18           633,691
      926,195 Federal National Mortgage Association Pool #703617                         5.00             7/1/18           937,903
      911,615 Federal National Mortgage Association Pool #790984                         5.00             7/1/19           922,976
      920,881 Federal National Mortgage Association Pool #786915                         5.00             8/1/19           932,357
      681,798 Federal National Mortgage Association
                      REMIC Trust Series 2003-28 Class KA                                4.25            3/25/22           664,546
      608,002 Federal National Mortgage Association
                      REMIC Trust Series 2003-38 Class TC                                5.00            3/25/23           613,675
      343,902 Federal National Mortgage Association Pool #412682                         6.00             3/1/28           354,767
      228,222 Federal National Mortgage Association Pool #424691                         6.50             4/1/28           237,881
      196,259 Federal National Mortgage Association Pool #425239                         6.50             4/1/28           204,564
    1,000,000 Federal National Mortgage Association                                      7.25            5/15/30         1,371,406
    1,000,000 Federal National Mortgage Association                                      6.63           11/15/30         1,279,604
      156,845 Federal National Mortgage Association Pool #571090                         7.50             1/1/31           168,025
        2,862 Federal National Mortgage Association Pool #568625                         7.50             1/1/31             3,066
        6,254 Federal National Mortgage Association Pool #573935                         7.50             3/1/31             6,700
      888,964 Federal National Mortgage Association Pool #626440                         7.50             2/1/32           951,321
       95,278 Federal National Mortgage Association Pool #629297                         6.50             2/1/32            99,218
      158,683 Federal National Mortgage Association Pool #254383                         7.50             5/1/32           169,814
      101,654 Federal National Mortgage Association Pool #634996                         6.50             5/1/32           105,792
      519,585 Federal National Mortgage Association Pool #254476                         5.50             9/1/32           527,901
       16,291 Federal National Mortgage Association Pool #688539                         5.50             3/1/33            16,541
      736,568 Federal National Mortgage Association Pool #650386                         5.00             7/1/33           737,556
      721,758 Federal National Mortgage Association Pool #726889                         5.50             7/1/33           732,875
      852,541 Federal National Mortgage Association Pool #759028                         5.50             1/1/34           865,673
      431,983 Federal National Mortgage Association Pool #761913                         5.50             2/1/34           438,328
      372,117 Federal National Mortgage Association Pool #769862                         5.50             2/1/34           377,583
      371,707 Federal National Mortgage Association Pool #763393                         5.50             2/1/34           377,432
       38,410 Federal National Mortgage Association Pool #769682                         5.00             3/1/34            38,440
       31,200 Federal National Mortgage Association Pool #778141                         5.00             5/1/34            31,224
      620,724 Federal National Mortgage Association Pool #773586                         5.50             6/1/34           629,842
      829,544 Federal National Mortgage Association Pool #255311                         6.00             7/1/34           853,309
       44,094 Federal National Mortgage Association Pool #258149                         5.50             9/1/34            44,741
        6,428 Federal National Mortgage Association Pool #789150                         5.00            10/1/34             6,433
      888,057 Federal National Mortgage Association Pool #255496                         5.00            10/1/34           888,755
      100,015 Federal National Mortgage Association Pool #797154                         5.50            11/1/34           101,484
      221,703 Federal National Mortgage Association Pool #801063                         5.50            11/1/34           224,959
      384,736 Federal National Mortgage Association Pool #803675                         5.50            12/1/34           390,388
      549,346 Federal National Mortgage Association Pool #804683                         5.50            12/1/34           557,415
      995,191 Federal National Mortgage Association Pool #815813                         4.59             2/1/35           999,856
       73,152 Federal National Mortgage Association Pool #255580                         5.50             2/1/35            74,226
    1,000,000 Federal National Mortgage Association                                      5.50                TBA         1,013,754
                                                                                                                     -------------
--------------
   40,664,009 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
--------------
                      (Cost $41,436,407)                                                                                42,012,734
                                                                                                                     --------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION (20.6%)
    1,000,000 Federal Home Loan Mortgage Corporation                                     4.26            7/19/07         1,008,081
    2,000,000 Federal Home Loan Mortgage Corporation                                     3.50            9/15/07         1,990,172
    1,000,000 Federal Home Loan Mortgage Corporation                                     3.25            11/2/07           987,268
    1,041,043 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #M90840                                                       3.00             9/1/08         1,005,523
    2,500,000 Federal Home Loan Mortgage Corporation                                     5.50            9/15/11         2,690,337
    1,000,000 Federal Home Loan Mortgage Corporation                                     4.50            5/14/12           993,842
    1,000,000 Federal Home Loan Mortgage Corporation                                     4.75             5/6/13           990,485
    1,000,000 Federal Home Loan Mortgage Corporation                                     4.50            1/15/15         1,017,454
      947,744 Federal Home Loan Mortgage Corporation
                      REMIC Trust Series 2849 Class VA                                   5.00            8/15/15           968,210
       34,748 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #E92226                                                       5.00            11/1/17            35,207
      571,803 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #E93499                                                       5.00            12/1/17           579,360
       38,489 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #E92829                                                       5.00            12/1/17            38,998
       82,190 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #B17398                                                       4.50            12/1/19            81,911
      554,918 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #G18044                                                       4.50             3/1/20           552,953
      351,764 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #B18034                                                       4.50             4/1/20           350,518
    1,000,000 Federal Home Loan Mortgage Corporation
                      REMIC Trust Series 2937 Class JC                                   5.00            9/15/22         1,016,433
      817,259 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #C90684                                                       4.50             5/1/23           806,219
    1,000,000 Federal Home Loan Mortgage Corporation                                     6.75            3/15/31         1,303,546
      831,124 Federal Home Loan Mortgage Corporation
                      REMIC Trust Series 2645 Class NA                                   3.50            9/15/31           808,712
      697,216 Federal Home Loan Mortgage Corporation
                      REMIC Trust Series 2594 Class OR                                   4.25            6/15/32           687,494
    2,670,495 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #C77717                                                       6.00             3/1/33         2,747,779
    1,343,342 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #A29526                                                       5.00             1/1/35         1,342,857
      647,313 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #A29633                                                       5.00             1/1/35           647,079
      984,847 Federal Home Loan Mortgage Corporation Gold PC
                      Pool #783022                                                       4.45             2/1/35           984,676
                                                                                                                     -------------
--------------
   23,114,295 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
--------------
                      (Cost $23,505,663)                                                                                23,635,114
                                                                                                                     -------------

              FEDERAL HOME LOAN BANK (14.1%)
    1,000,000 Federal Home Loan Bank                                                     2.75           12/15/06           986,813
    1,000,000 Federal Home Loan Bank                                                     2.85            2/13/07           986,226
      500,000 Federal Home Loan Bank                                                     4.88            5/15/07           510,110
      500,000 Federal Home Loan Bank                                                     3.50           11/15/07           496,749
    1,000,000 Federal Home Loan Bank                                                     4.00            3/10/08         1,001,552
    3,000,000 Federal Home Loan Bank                                                     4.43             4/7/08         3,017,355
    1,000,000 Federal Home Loan Bank                                                     6.01            4/22/08         1,058,805
    1,000,000 Federal Home Loan Bank                                                     4.25            5/16/08         1,003,511
    1,000,000 Federal Home Loan Bank                                                     5.25           11/14/08         1,042,133
    1,000,000 Federal Home Loan Bank                                                     6.21             6/2/09         1,087,325
    1,000,000 Federal Home Loan Bank                                                     4.38            3/17/10         1,015,456
    3,000,000 Federal Home Loan Bank                                                     7.45             2/3/20         3,944,361
--------------                                                                                                       -------------
   15,000,000 TOTAL FEDERAL HOME BANK (Cost $15,625,160)                                                                16,150,396
--------------                                                                                                       -------------

              FEDERAL FARM CREDIT BANK (6.6%)
    2,000,000 Federal Farm Credit Bank                                                   6.03             5/7/08         2,118,012
    1,000,000 Federal Farm Credit Bank                                                   6.82            3/16/09         1,100,932
    1,000,000 Federal Farm Credit Bank                                                   4.85           10/25/12         1,039,834
    3,000,000 Federal Farm Credit Bank                                                   5.70             7/3/17         3,268,749
--------------                                                                                                       -------------
    7,000,000 TOTAL FEDERAL FARM CREDIT BANK (Cost $7,346,339)                                                           7,527,527
--------------                                                                                                       -------------

              PRIVATE EXPORT FUNDING CORPORATION (4.1%)
    4,000,000 Private Export Funding Corporation Series "J"                              7.65            5/15/06         4,149,820
      500,000 Private Export Funding Corporation Series "L"                              5.75            1/15/08           523,486
                                                                                                                     -------------
--------------
    4,500,000 TOTAL PRIVATE EXPORT FUNDING CORPORATION
--------------
                      (Cost $4,500,000)                                                                                  4,673,306
                                                                                                                     -------------

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.1%)
      309,451 Government National Mortgage Association Pool #003645                      4.50           12/20/19           309,590
       17,372 Government National Mortgage Association Pool #541349                      6.00            4/15/31            17,977
       39,578 Government National Mortgage Association Pool #557681                      6.00            8/15/31            40,955
      278,489 Government National Mortgage Association Pool #548880                      6.00           12/15/31           288,182
      229,299 Government National Mortgage Association Pool #551762                      6.00            4/15/32           237,184
       82,607 Government National Mortgage Association Pool #582415                      6.00           11/15/32            85,447
      488,087 Government National Mortgage Association Pool #604485                      6.00            7/15/33           504,775
      323,077 Government National Mortgage Association Pool #622603                      6.00           11/15/33           334,124
       15,744 Government National Mortgage Association Pool #429786                      6.00           12/15/33            16,282
      833,078 Government National Mortgage Association Pool #605025                      6.00            2/15/34           861,462
       21,629 Government National Mortgage Association Pool #626480                      6.00            2/15/34            22,366
      218,775 Government National Mortgage Association Pool #610944                      5.50            4/15/34           223,731
      424,569 Government National Mortgage Association Pool #583008                      5.50            6/15/34           434,185
      208,860 Government National Mortgage Association Pool #605245                      5.50            6/15/34           213,592
                                                                                                                     -------------
--------------
    3,490,615 TOTAL GOVERNMENT NATIONAL MORTGAGE
--------------
                      ASSOCIATION (Cost $3,544,889)                                                                      3,589,852
                                                                                                                     -------------

   93,768,919 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
--------------
                      (Cost $95,958,458)                                                                                97,588,929
                                                                                                                     -------------

  101,780,999 TOTAL INVESTMENT SECURITIES (92.9%)
--------------
                      (Cost $104,614,467)                                                                              106,439,425
                                                                                                                     -------------

REPURCHASE AGREEMENTS* (8.1%) (including accrued interest)

    5,300,000 Collateralized by $5,300,000 U.S. Treasury Bonds 5.75%,
              due 11/15/2005, with a value of $5,395,852 (with Morgan Stanley,
              2.88%, dated 5/31/05, due 6/01/05, delivery value
              $5,300,424)                                                                                              $ 5,300,424
    4,000,000 Collateralized by $4,000,000 U.S. Treasury Bonds 5.25%,
              due 11/15/2028, with a value of $4,099,290 (with
              UBS Warburg, LLC, 2.91%, dated 5/31/05, due
              6/01/05, delivery value
              $4,000,323)                                                                                                4,000,323
--------------                                                                                                       -------------
    9,300,000 TOTAL REPURCHASE AGREEMENTS (8.1%) (Cost $9,300,747)                                                       9,300,747
--------------                                                                                                       -------------

              LIABILITIES LESS CASH AND OTHER ASSETS (-1.0%)                                                            (1,156,683)
                                                                                                                     -------------

              NET ASSETS (100.0%)                                                                                    $ 114,583,489
                                                                                                                     =============

              NET ASSET VALUE, OFFERING AND REDEMPTION
                      PRICE PER OUTSTANDING SHARE ($114,583,489 / 9,736,306
                      shares of capital stock outstanding)                                                           $       11.77
                                                                                                                     =============

*The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/depreciation as of May 31, 2005 was as follows:


                                                                    Total Net
                                                                   Unrealized
 Total Cost           Appreciation           Depreciation         Appreciation
--------------------------------------------------------------------------------
$113,915,214           $2,311,250             $(486,292)           $1,824,958

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -------------------------------------
         Jean B. Buttner, President

Date:   07/29/2005
        -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President,
         Treasurer, Principal Financial Officer

Date:   07/29/2005
        -----------------------